DWS Investment Management Americas, Inc.

One International Place

Boston, MA 02110

July 30, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 168 to the Registration Statement on Form N-1A of DWS European Equity Fund (the “Fund”) (to be renamed DWS ESG International Core Equity Fund) a series of Deutsche DWS Global/International Fund, Inc. (Reg. Nos. 033-05724; 811-04670).

Ladies and Gentlemen:

On behalf of the Fund, we are filing today through the EDGAR system Post-Effective Amendment No. 168 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”). The Amendment relates solely to the Fund and does not relate to any other series of the Corporation.

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 (“Securities Act”) for review and comment by the Staff of the Securities and Exchange Commission (“Commission”). Pursuant to Rule 485(a)(1), the Corporation has designated on the facing sheet to the Registration Statement that the Amendment become effective on October 1, 2019. No fees are required in connection with this filing.

The Amendment is being filed principally to reflect: (i) a new fund name; (ii) the addition of a policy to invest at least 80% of its assets in securities that meet the investment advisor’s sustainability criteria; (iii) changes in portfolio management; (iv) a new management process and a new benchmark; and (v) the addition of related risk disclosure. The Amendment has been electronically coded to show changes from the Fund’s Prospectuses and Statements of Additional Information filed with the Commission on November 30, 2018 in Post-Effective Amendment No. 161 to the Corporation’s Registration Statement under the Securities Act.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3681.

Very truly yours,

/s/ Laura McCollum

Laura McCollum

Vice President

DWS Investment Management Americas, Inc.

cc: John Marten, Esq., Vedder Price P.C.